SCHEDULE OF CONSIDERATION TO PURCHASE ISSUED AND OUTSTANDING EQUITY INTEREST (Details) - USD ($) $ / shares in Units, $ in Thousands		Jun. 30, 2021	May 05, 2021	Jun. 02, 2020
Business Acquisition [Line Items]
Cash consideration		$ 3,740
Total consideration		49,789
Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Total consideration - cash		16,958
Total estimated earn-out mechanisms	[1]	11,678
Cash consideration		16,958
NESR ordinary share consideration		$ 12,013
NESR ordinary share consideration, shares		2,237,000
Total consideration - equity	[2]	$ 12,013
Total consideration - equity, shares	[2]	2,237,000
Cash Earn-Out		$ 5,301
Additional Earn-Out Shares	[1]	6,377
Total consideration		$ 40,649
Total consideration shares		2,237,000
[custom:ClosingPricePerShare-0]				$ 5.37
Action Sale and Purchase Agreement [Member]
Business Acquisition [Line Items]
Cash consideration			$ 36,767
Deferred cash consideration			16,786
Total consideration - cash			53,553
First Earn-Out			2,719
Second Earn-Out			3,639
Third Earn-Out
Total estimated earn-out mechanisms			6,358
Preliminary consideration			59,911
Cash consideration			382
Total consideration			$ 60,724

[1]	The quantity of Additional Earn-Out Shares was negotiated in the quarter ended December 31, 2020 and finalized in the quarter ended March 31, 2021 when settled with the sellers for
[2]	The fair value of NESR ordinary shares was determined based upon the $